UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Cash flows from operating activities
Net loss	$ (855,760)	$ (949,831)	$ (674,326)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for credit losses	45,941		24,189
Amortization of discount on convertible notes	42,311		40,805
Amortization of intangible assets	7,811		5,695
Deferred income tax	(17,512)		(16,515)
Depreciation of property and equipment	111,256		74,526
Gain on disposal of subsidiary	0		(75,831)
Gain on re-measurement of equity interests	0		(3,003)
Impairment loss on investments	0		8,856
Net loss (gain) on debt extinguishment	(11,427)		12,158
Net foreign exchange differences	(16,993)		(19,041)
Share-based compensation	214,560		117,186
Share of results of equity investees	(1,198)		1,588
Unrealized loss on marketable equity securities	21,118		0
Others	2,764		2,943
Operating cash flows before changes in working capital	(457,129)		(500,770)
Inventories	(40,037)		(36,408)
Accounts receivable	(21,017)		(63,383)
Prepaid expenses and other assets	(188,670)		(213,859)
Amounts due from related parties	8,346		(12,675)
Operating lease right-of-use assets	(155,440)		(16,199)
Accounts payable	56,874		29,737
Accrued expenses and other payables	493,408		324,992
Advances from customers	50,179		36,269
Operating lease liabilities	162,612		12,361
Deferred revenue	490,938		488,206
Income tax payable	37,401		16,621
Amounts due to related parties	13,261		9,554
Net cash generated from operating activities	450,726		74,446
Cash flows from investing activities
Purchase of property and equipment	(242,866)		(103,961)
Purchase of intangible assets and capitalized software costs	(13,594)		(8,086)
Purchase of investments	(980,296)		(41,114)
Proceeds from disposal of property and equipment	227		980
Proceeds from sale and maturity of investments	28,047		3,644
Distribution from investments	0		386
Acquisition of businesses, net of cash acquired	17,888		(90,994)
Disposal of subsidiary, net of cash disposed	0		15,380
Change in loans receivable	(459,233)		(87,047)
Net cash used in investing activities	(1,649,827)		(310,812)
Cash flows from financing activities
Repayment of borrowings and finance lease obligations	(35)		(31,824)
Proceeds from borrowings	0		1,224
Proceeds from issuance of ordinary shares, net	18,953		6,234
Transaction with non-controlling interests	0		(19,042)
Payments for exchange and conversion of convertible notes	(1,929)		(50,000)
Proceeds from issuance of convertible notes, net	0		1,005,662
Change in accrued expenses and other payables	163,369		(125,417)
Net cash generated from financing activities	180,358		786,837
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(31,750)		8,695
Net increase (decrease) in cash, cash equivalents and restricted cash	(1,050,493)		559,166
Cash, cash equivalents and restricted cash at beginning of the period	7,053,393	4,129,744	3,570,578
Cash, cash equivalents and restricted cash at end of the period	6,002,900	$ 7,053,393	4,129,744
Supplement disclosures of cash flow information:
Income taxes paid	(81,586)		(54,545)
Interest paid	(22,383)		(12,422)
Supplement disclosures of non-cash activities:
Purchase of property and equipment included in accrued expenses and other payables	18,717		12,495
Purchase of intangible assets included in accrued expenses and other payables	(334)		3
Purchase of property and equipment included in prepayments	(87,387)		312
Purchase of intangible assets included in prepayments	(3,095)		(6,974)
Conversion and exchange of convertible notes into ordinary shares	(588,007)		(136,322)
Acquisition of subsidiaries by conversion of convertible notes or issuance of shares	252,960		72,000
Proceeds from disposal of a subsidiary included in prepaid expenses and other assets	0		38,430
Transfers of loans receivable to prepaid expenses and other assets	$ 186		$ 8,068